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               GMACM HOME EQUITY LOAN TRUST 2006-HE2

                            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                         07/31/06
Determination Date                                          08/18/06
Record Date                                                 08/24/06
Payment Date                                                08/25/06
Actual Days in Accrual Period (30/360)                            31
Accrual Period (30/360)                                           30

SERVICING CERTIFICATE
Beginning Pool Balance                                474,435,212.97
Beginning PFA                                         160,042,722.41
Ending Pool Balance                                   627,105,737.55
Ending PFA Balance                                                 -
Principal Collections                                   7,372,195.42
Principal Draws                                                    -
Net Principal Collections                               7,372,195.42

Active Loan Count                                             12,902

Net Interest Collections                                3,692,085.49

Weighted Average Net Loan Rate                              7.72390%
Weighted Average Net WAC Rate                               7.59672%
Substitution Adjustment Amount                                  0.00

Excess Spread Cash                                      1,472,108.26

                             BEGINNING        ENDING                                               INTEREST    SECURITY
TERM NOTES                    BALANCE        BALANCE          FACTOR   PRINCIPAL       INTEREST    SHORTFALLS     %       COUPON
----------                    -------        -------          ------   ---------      ---------    ----------  ------     ------
Class A-1                   362,477,935.38  353,633,629.29   0.9609609 8,844,306.09  1,906,029.81    0.00      56.47%    6.3100%
Class A-2                    28,500,000.00   28,500,000.00   1.0000000         0.00    146,775.00    0.00       4.55%    6.1800%
Class A-3                   145,000,000.00  145,000,000.00   1.0000000         0.00    763,666.67    0.00      23.15%    6.3200%
Class A-4                    84,740,000.00   84,740,000.00   1.0000000         0.00    456,960.45    0.00      13.53%    6.4710%

Certificates                             -               -           -            -          0.00       -          -          -

Beginning Overcollateralization Amount                 13,760,000.00
Overcollateralization Amount Increase (Decrease)        1,472,108.26
Outstanding Overcollateralization Amount               15,232,108.26
Target Overcollateralization Amount                    24,320,000.00

Credit Enhancement Draw Amount                                  0.00
Unreimbursed Credit Enhancer Prior Draws                        0.00


                                                        NUMBER     PERCENT       FORECLOSURE         BANKRUPTCY       REO
                                             BALANCE   OF LOANS   OF BALANCE  UNITS     DOLLARS    UNITS  DOLLARS    UNITS   DOLLARS
Delinquent Loans (30 Days)*             1,958,218.60      34        0.31%       0            -      0           -     0          -
Delinquent Loans (60 Days)*               111,437.94      4         0.02%       0            -      0           -     0          -
Delinquent Loans (90 Days)*                        -      0         0.00%       0            -      0           -     0          -
Delinquent Loans (120 Days)*                       -      0         0.00%       0            -      0           -     0          -
Delinquent Loans (150 Days)*                       -      0         0.00%       0            -      0           -     0          -
Delinquent Loans (180+ Days)*                      -      0         0.00%       0            -      0           -     0          -
REO                                                -      0         0.00%
Foreclosures                                       -      0         0.00%
Bankruptcies                                       -      0         0.00%

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                                0.00
Current Month Loss Amount                                       0.00
Current Month Recoveries                                        0.00
                                                   -----------------
Ending Cumulative Loss Amount                                   0.00         0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount              0.00
Current Month Net Principal Recovery Amount                     0.00
                                                    -----------------
Ending Cumulative Net Principal Recovery Amount                 0.00

                                                     SPECIAL HAZARD     FRAUD          BANKRUPTCY
Beginning Amount                                                0.00         0.00      0.00
Current Month Loss Amount                                       0.00         0.00      0.00
Ending Amount                                                      -            -         -

Extraordinary Event Losses                                      0.00
Excess Loss Amounts                                             0.00

Current Month Repurchases Units                                    1
Current Month Repurchases ($)                              25,014.41




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                         599,718.50
Withdraw relating to Collection Period                    575,480.06
Interest Earned (Zero, Paid to Funding Account)                 0.00
                                                    -----------------
Ending Capitalized Interest Account Balance as of Payment D24,238.44
Interest earned for Collection Period                       6,516.12
Interest withdrawn related to prior Collection Period         246.16

PREFUNDING ACCOUNT
Beginning Balance                                     160,042,722.41
Additional Purchases during Revolving Period         (160,042,720.00)
Balance in Pre-Funding Account due to Noteholders              (2.41)
Excess of Draws over Principal Collections                      0.00
                                                    -----------------
Total Ending Balance as of Payment Date                         0.00
Interest earned for Collection Period                     538,702.96
Interest withdrawn related to prior Collection Period      22,393.02

CASH FLOWS RECEIVED
Principal Collections                                   7,372,195.42
Interest Collections                                    3,889,766.83
Servicer Advances                                               0.00
Pre-Funding Account remaining balance withdrawn                 2.41
Capital Interest Account withdrawal                       575,480.06
Reinvestment Income                                       545,219.08
Substitution Adjustment Amount                                  0.00
Recovery Amounts                                                0.00
                                                    -----------------
TOTAL CASH FLOWS RECEIVED                              12,382,663.80

CASH FLOWS DISTRIBUTED
Principal Distribution                                  8,844,306.09
Interest Distribution                                   3,273,431.93
Residual Amount - Certificates                                  0.00
Servicer Advances - Reimbursement                               0.00
GMACM Service Fee                                         197,681.34
GMACM Recovery Fee                                              0.00
Credit Enhancer Fee - FGIC                                 67,244.44
                                                    -----------------
TOTAL CASH FLOWS DISTRIBUTED                           12,382,663.80

NET CASH FLOWS REMAINING                                        0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                   0.00%
Rolling 3 Month Delinquency Required Percentage          4.00%

Aggregate Liquidation Percentage                         0.00%
Aggregate Liquidation Required Percentage                0.00%

SERVICING TERMINATION EVENT                                NO

Rolling 3 Month Delinquency Percentage                   0.00%
Rolling 3 Month Delinquency Required Percentage          4.00%

Aggregate Liquidation Percentage                         0.00%
Aggregate Liquidation Required Percentage                0.00%

SERVICING TRIGGER EVENT                                    NO

Step Down Date                                             NO

Step Up Date - Class A-4                                   NO
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